LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax) †

215 Fries Mill Road

Turnersville, New Jersey  08012

†  Admitted to practice in US Supreme Court,

(856) 374-1744

     US District Court & US Tax Court

(1-866) 272-8505 (Fax)

July 14, 2010

Security and Exchange Commission

450 5th Street

Washington DC 20549

Re:

Oracle Family of Funds - Form N1-A

Request for Review

Dear Sir or Madam:

Kindly accept this correspondence relative to our client’s filing of its initial registration statement Form N1-A.

The Oracle Family of Funds is a newly formed Ohio business trust.   The Oracle Mutual Fund is the Trust’s only series.

Thank you for your kind attention to this matter.  Should you have any questions, please contact me.

Very truly yours,

C. Richard Ropka, Esq.

CRR/ks

Encl (s).